UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Institutional Investment Manager Filing this Report:

Name:	RS Value Group LLC
Address:	388 Market Street, Ste. 1700
	San Francisco, CA  94111

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George Randall Hecht
Title:	CEO
Phone:	(415) 591-2700
Signature, Place, and Date of Signing:

	G. Randall Hecht	San Francisco, CA		May 15, 2003

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	35,088

ISSUER          	CLASS     CUSIP        VALUE      SHS          INVEST   VOTG
                                         (X1000)                 DISCRET  AUTH
Abgenix            Com      00339B107     2,148        246,900   sole    sole
Accrue Softw       Com      00437w102        24        594,600   sole    sole
Aegis Comm         Com      00760b105        55      1,103,100   sole    sole
Alaska Comm        Com      01167p101       246        123,255   sole    sole
Amerigroup         Com      03073T102       132          4,500   sole    sole
Andrx              Com      034553107       413         35,000   sole    sole
Applied Molec      Com      03823e108       587        212,060   sole    sole
Argonaut Tech      Com      040175101       254        269,713   sole    sole
Barr Labs          Com      068306109       214          3,750   sole    sole
Blue Rhino         Com      095811105     1,540        150,800   sole    sole
Caremark Rx        Com      141705103       236         13,000   sole    sole
China Yuchai       Com      g21082105     1,120        157,701   sole    sole
Corautus Genetic   Com      218139202        28         19,299   sole    sole
CSG Syst           Com      126349109       251         29,000   sole    sole
Cuisine Solution   Com      229904107        96        191,389   sole    sole
Digital Courier    Com      253838106         1        372,421   sole    sole
Ditech Comm        Com      25500M103       313        126,400   sole    sole
Eloyalty           Com      290151109       604        175,100   sole    sole
Epix Medical       Com      26881q101     1,293        161,600   sole    sole
Fresh Del Monte    Ord      g36738105       334         21,900   sole    sole
GameStop           Com      36466r101       252         21,000   sole    sole
Given Imaging      Ord      m52020100     1,041        119,600   sole    sole
Illumina           Com      452327109     1,377        609,400   sole    sole
InfoCrossing       Com      45664X109       909        135,600   sole    sole
Intertape Polymer  Com      460919103       156         40,000   sole    sole
Ivanhoe Energy     Com      465790103       248      5,727,144   sole    sole
Juno Lighting      Com      482047206     1,678        144,500   sole    sole
Liberty Media      Com Ser A530718105       312         32,060   sole    sole
Metromedia Intl    Com      591695101        17      1,132,850   sole    sole
Millenn Pharma     Com      599902103     1,627        207,000   sole    sole
MPSI Syst          Com      553412206        63        225,838   sole    sole
Neose Tech         Com      640522108        59          8,301   sole    sole
Netro              Com      64114R109       567        210,700   sole    sole
Netsolve           Com      64115j106     1,322        197,900   sole    sole
Niku               Com      654113109        48         15,000   sole    sole
Persistence Softw  Com      715329108        76        318,700   sole    sole
Pharma Rscs        Com      717125108       340          8,000   sole    sole
Protein Design Lab Com      74369l103       223         30,000   sole    sole
PYR Energy         Com      693677106       186        744,000   sole    sole
Randgold Rscs      ADR      752344309     3,278        251,026   sole    sole
Saba Softw         Com      784932105       458        683,200   sole    sole
Selectica          Com      816288104       460        156,400   sole    sole
Sentex Sensing     Com      817268105        11        815,961   sole    sole
SINA               Com      G81477104     1,701        212,416   sole    sole
Stonepath          Com      64120C104       105         62,200   sole    sole
Syntroleum         Com      871630109       182         71,000   sole    sole
Terayon Comm       Com      880775101       401        234,500   sole    sole
Tularik            Com      899165104     1,601        317,000   sole    sole
US Global Investor Cl A     902952100       145         72,500   sole    sole
Univ Access Global Com      91336M105       277      1,384,500   sole    sole
ValueClick         Com      92046n102     1,678        553,700   sole    sole
Vical              Com      925602104         2            750   sole    sole
Vignette           Com      926734104       584        384,300   sole    sole
WebMD              Com      94769M105     2,308        255,900   sole    sole
WorldPort Comm     Com      98155j105       711      1,451,600   sole    sole
XM Satellite       Cl A     983759101       796        135,100   sole    sole